WARRANT LIABILITY (Q3) (Details) - $ / shares	6 Months Ended	9 Months Ended
	Dec. 31, 2020	Sep. 30, 2021
Warrants [Abstract]
Period warrants to become excisable after business combination		30 days
Period to exercise warrants after public offerings	12 months	12 months
Expiration period of warrants	5 days	5 years
Number of days to file registration statement	15 days	15 days
Period for registration statement to become effective	60 days	60 days
Warrant redemption price (in dollars per share)		$ 0.01
Notice period to redeem warrants	30 days
Tender offer provision		50.00%
Minimum [Member]
Warrants [Abstract]
Period warrants to become excisable after business combination	30 days
Notice period to redeem warrants		30 days
Class A Common Stock [Member]
Warrants [Abstract]
Warrant redemption price (in dollars per share)	$ 0.01
Number of trading days	30 days	20 days
Trading day threshold period	20 days	30 days
Class A Common Stock [Member] | Minimum [Member]
Warrants [Abstract]
Share price (in dollars per share)	$ 18.00	$ 18.00
Class A Common Stock [Member] | Additional Issue of Common Stock or Equity-linked Securities [Member]
Warrants [Abstract]
Share price (in dollars per share)	$ 9.20	$ 9.20
Percentage of newly issued price to be adjusted to exercise price of warrants	115.00%	115.00%
Period for warrants to become exercisable	30 days	30 days